Shareholder Report, Average Annual Return (Details) 195870_SGI Enhanced Nasdaq-100 ETF_TF_TSR Annual {TF}	12 Months Ended	27 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
SGI Enhanced Nasdaq-100 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SGI Enhanced Nasdaq-100 ETF
Average Annual Return, Percent	27.52%	21.67%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	18.41%
Nasdaq-100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100 Total Return Index
Average Annual Return, Percent	26.61%	21.08%